AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2017

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 13	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 19, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 19, 2017, as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to PowerShares Agriculture Commodity Strategy No K-1 Portfolio, PowerShares Base Metals Commodity Strategy No K-1 Portfolio and PowerShares Energy Commodity Strategy No K-1 Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of January, 2017.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	January 20, 2017

/s/ Steven M. Hill Steven M. Hill	Treasurer	January 20, 2017

/s/ Anna Paglia Anna Paglia	Secretary	January 20, 2017

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	January 20, 2017

*/s/ Todd J. Barre Todd J. Barre	Trustee	January 20, 2017

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	January 20, 2017

*/s/ Marc M. Kole Marc M. Kole	Trustee	January 20, 2017

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	January 20, 2017

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	January 20, 2017

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	January 20, 2017

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	January 20, 2017

*By: /s/ Anna Paglia Anna Paglia		January 20, 2017
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement and incorporated herein by reference herein.

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